Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes from Continuing Operations

The following table summarizes the significant components of the provision for income taxes from continuing operations:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Federal:
Current	$—	$—
Deferred	(2,126)	(4,215)
State:
Current	2	30
Deferred	(255)	(690)
Change in valuation allowance	2,381	4,877
Total income tax provision	$2	$2

Schedule of Income Tax Provision Computed at Federal Statutory Corporate Tax Rate

The income tax provision differs from that computed at the federal statutory corporate tax rate as follows:

	For the Year Ended December 31,2024	For the Year Ended December 31, 2023
Expected provision at Federal statutory tax rate	21.00%	21.00%
State tax expense, net of Federal benefit	2.17%	3.17%
Change in valuation allowance	(20.80)%	(23.35)%
Permanent difference	(2.05)%	(0.73)%
Other	(0.34)%	(0.24)%

Total	(0.02)%	(0.15)%

Schedule of Deferred Tax Assets and Liabilities

The following table summarizes the significant components of the Company’s deferred taxes:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Deferred tax assets (liabilities):
Net operating loss	$13,109	$12,090
Share based compensation	248	472
Disallowed interest	3,770	1,573
Allowance for doubtful accounts	141	23
Lease accounting	138	304
Unrealized Loss	14	14
Depreciation	(1,501)	(938)
Total deferred tax assets (liabilities)	$15,919	$13,538

Less valuation allowance	(15,919)	(13,538)

Net deferred tax assets (liabilities)	$—	$—